Parent Company Only Condensed Financial Information (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2003
ASSETS
Cash and cash equivalents	$ 19,160	$ 25,152	$ 61,436	$ 34,275
Other assets	2,848	2,447
Total assets	255,748	215,035
Liabilities and Equity
Subordinated debentures	5,155	5,155			5,155
Stockholders' equity	22,864	23,643	9,944	15,989
Total liabilities and stockholder's equity	255,748	215,035
Parent Company [Member]
ASSETS
Cash and cash equivalents	3,263	4,673	560	745
Investment in banking subsidiary	23,592	23,060
Investment in and advances to other subsidiaries	273	1,226
Other assets	1,155
Total assets	28,283	28,959
Liabilities and Equity
Subordinated debentures	5,155	5,155
Accrued expenses and other liabilities	264	161
Stockholders' equity	22,864	23,643
Total liabilities and stockholder's equity	$ 28,283	$ 28,959